FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of financial risk management [Line Items]
Trade payables	¥ 22,577	¥ 24,329
Amounts owed to related parties	36,217
Interest-bearing bank borrowings	0	0
Total	58,794	60,532
Within one year
Disclosure Of financial risk management [Line Items]
Trade payables	22,577	24,329
Amounts owed to related parties	36,217	36,203
Interest-bearing bank borrowings	0	0
Total	58,794	60,532
More than 1 year but less than 3 years [member]
Disclosure Of financial risk management [Line Items]
Trade payables	0	0
Amounts owed to related parties	0	0
Interest-bearing bank borrowings	0	0
Total	0	0
Total contractual undiscounted cash flow [member]
Disclosure Of financial risk management [Line Items]
Trade payables	22,577	24,329
Amounts owed to related parties	36,217	36,203
Interest-bearing bank borrowings	0	0
Total	¥ 58,794	¥ 60,532